Other long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Other Long-term Liabilities

	Provision for litigations	Provision for return condition	Dismantling provision	Other long-term liabilities	Total
Balance at January 1, 2022	$9,052	$159,539	$24,424	$18,088	$211,103
Increases	703	20,223	2,133	869	23,928
Used	(61)	—	—	(4,066)	(4,127)
Adjustment	—	(7,381)	680	(2,338)	(9,039)
Effect of movements in exchange rates	531	—	—	—	531
Unused amounts reversed	(318)	—	—	—	(318)
Unwinding of discount and changes in the discount rate	—	1,888	819	—	2,707

Balance at December 31, 2022	$9,907	$174,269	$28,056	$12,553	$224,785

Current	—	—	—	4,167	4,167
Non-current	9,907	174,269	28,056	8,386	220,618

	$9,907	$174,269	$28,056	$12,553	$224,785